GENERAL INFORMATION	6 Months Ended
Dec. 31, 2020
GENERAL INFORMATION
GENERAL INFORMATION

1.    GENERAL INFORMATION

Bioceres Crop Solutions Corp. (NYSE American: BIOX) is a fully integrated provider of crop productivity technologies designed to enable the transition of agriculture towards carbon neutrality. To do this, Bioceres’ solutions create economic incentives for farmers and other stakeholders to adopt environmentally friendlier production practices. The Group has a unique biotech platform with high-impact, patented technologies for seeds and microbial ag-inputs, as well as next generation crop nutrition and protection solutions.

Bioceres is a global company with an extensive geographic footprint. The Group’s agricultural inputs are marketed across more than 31 countries, including Brazil, Paraguay, India, United States, Uruguay, Colombia, France and South Africa.

Unless the context otherwise requires, “we”, “us”, “our”, “Bioceres”, “BIOX”, “the Group”, and “Bioceres Crop Solutions” will refer to Bioceres Crop Solutions Corp. and its subsidiaries.